GEOGRAPHIC AND CUSTOMER INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
GEOGRAPHIC AND CUSTOMER INFORMATION
NOTE 8:-	GEOGRAPHIC AND CUSTOMER INFORMATION

a.	Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location where the customers accept delivery of the products and services:

	Six Months Ended June 30,
	2024	2023

Europe, Middle East and Africa (*)	$13,181	$1,640
North America (**)	451	576
Asia Pacific	89	260

	$13,721	$2,476

(*)	Includes revenues from Germany in the amount of $12,450 and $1,500 for the six months ended June 30, 2024 and 2023, respectively.

Includes revenues from Israel in the amount of $731 and $18 for the six months ended June 30, 2024 and 2023, respectively.

(**)	Includes revenues from United States only.

b.	Concentration of credit risk from major customers:

As of June 30, 2024, Customer A accounted for approximately 73% of the Company’s trade receivables.

As of December 31, 2023, Customer B accounted for approximately 91% of the Company’s trade receivables.